SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Disaggregated by revenue
Total revenues	$ 1,837.6	₽ 127,657	₽ 94,054	₽ 75,925
Russia
Disaggregated by revenue
Total revenues	1,700.4	118,128	87,470	69,619
Rest of the world
Disaggregated by revenue
Total revenues	137.2	9,529	6,584	6,306
Online Advertising Revenues
Disaggregated by revenue
Total revenues	1,478.9	102,737	87,400	72,579
Online Advertising Revenues | Yandex websites
Disaggregated by revenue
Total revenues	1,132.8	78,696	65,149	52,888
Online Advertising Revenues | Yandex ad network websites
Disaggregated by revenue
Total revenues	346.1	24,041	22,251	19,691
Other revenues
Disaggregated by revenue
Total revenues	82.1	5,707	1,763	1,033
Taxi
Disaggregated by revenue
Total revenues	$ 276.6	₽ 19,213	₽ 4,891	₽ 2,313